Group Income Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	R 61,379	R 49,275	R 42,645
Cost of sales	(47,233)	(39,535)	(41,927)
Production costs	(38,923)	(34,866)	(33,099)
Amortisation and depreciation	(4,642)	(3,454)	(3,683)
Impairment of assets	(2,793)	0	(4,433)
Other items	(875)	(1,215)	(712)
Gross profit	14,146	9,740	718
Corporate, administration and other expenditure	(1,294)	(1,044)	(984)
Exploration expenditure	(1,047)	(506)	(214)
Gains/(losses) on derivatives	453	(194)	53
Foreign exchange translation gain/(loss)	97	(634)	(327)
Other operating expenses	(679)	(268)	(1)
Operating profit/(loss)	11,676	7,094	(755)
Acquisition-related costs	0	(214)	0
Share of profits from associate	81	57	63
Investment income	809	663	352
Finance costs	(796)	(994)	(718)
Profit/(loss) before taxation	11,770	6,606	(1,058)
Taxation	(3,082)	(1,723)	46
Net profit/(loss) for the year	8,688	4,883	(1,012)
Attributable to:
Non-controlling interest	101	63	40
Owners of the parent	R 8,587	R 4,820	R (1,052)
Earnings/(loss) per ordinary share (cents)
Total earnings/(loss)	R 13.86	R 7.80	R (1.72)
Diluted earnings/(loss) per ordinary share (cents)
Total earnings/(loss)	R 13.64	R 7.77	R (1.72)